Initial Public Offering (Details)				12 Months Ended
	Apr. 14, 2025 USD ($)	Apr. 11, 2025 USD ($)	Apr. 25, 2023 USD ($) shares $ / shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 shares	Apr. 25, 2025 shares
Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Consideration received on transaction	$ 60,000,000
Payment of stock issuance costs				$ 28,550,129
Payment of deferred underwriting commissions				$ 17,500,000
IPO And Over-Allotment Option | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share) | $ / shares			$ 10
Consideration received on transaction			$ 500,000,000
Payment of stock issuance costs			28,550,129
Payment of deferred underwriting commissions			$ 17,500,000
Number of Class A ordinary shares per Unit (in shares) | shares			1		1	1
Aggregate Deferred Underwriting Fee Payable		$ 8,359,410	$ 17,500,000
IPO | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares			50,000,000
Price of shares issued in transaction (in USD per share) | $ / shares			$ 10
Payment of stock issuance costs		$ 8,359,410
Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares			5,000,000
Over-Allotment Option | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares			5,000,000
Price of shares issued in transaction (in USD per share) | $ / shares			$ 10